Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions
Schedule of key management compensation

	For the three months		For the six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022
Salaries, other short‑term employee benefits and post-employment benefits	579,815	482,228	927,505	922,664
Consulting fees	5,375	77,883	9,725	123,707
Share‑based compensation	420,862	556,724	783,540	1,822,104
Total	1,006,052	1,116,835	1,720,770	2,868,475